Segment reporting (Tables)	12 Months Ended
Dec. 31, 2016
Segment reporting
Schedule of segment information for the reportable segments

	Year Ended December 31, 2016
	Innovation
	Platform	Commercial Platform
	Drug	Prescription	Consumer
	R&D	Drugs	Health
				Hong
	PRC	PRC	PRC	Kong	Unallocated	Total
	(in US$’000)
Revenue from external customers	35,228	149,861	6,984	24,007	—	216,080
Adjusted (LBIT)/EBIT	(36,657)	2,377	(493)	1,852	(13,306)	(46,227)
Interest income	52	31	34	1	384	502
Equity in earnings of equity investees, net of tax	(4,232)	60,288	10,188	—	—	66,244
Operating (loss)/profit	(40,837)	62,696	9,729	1,853	(12,922)	20,519
Interest expenses	—	—	—	79	1,552	1,631
Additions to non-current assets (other than financial instrument and deferred tax assets)	4,138	67	20	51	51	4,327
Depreciation/amortization	2,176	102	3	19	41	2,341
Income tax expense	—	777	(497)	289	3,762	4,331

	December 31, 2016
	Innovation
	Platform	Commercial Platform
	Drug	Prescription	Consumer
	R&D	Drugs	Health
				Hong
	PRC	PRC	PRC	Kong	Unallocated	Total
	(in US$’000)
Total assets	53,774	134,681	67,161	10,701	76,120	342,437
Property, plant and equipment	9,686	145	34	40	49	9,954
Leasehold land	1,220	—	—	—	—	1,220
Goodwill	—	2,730	407	—	—	3,137
Other intangible asset	—	469	—	—	—	469
Investments in equity investees	17,031	77,939	63,536	—	—	158,506

	Year Ended December 31, 2015
	Innovation
	Platform	Commercial Platform
	Drug	Prescription	Consumer
	R&D	Drugs	Health
				Hong
	PRC	PRC	PRC	Kong	Unallocated	Total
	(in US$’000)
Revenue from external customers	52,016	105,478	3,028	17,681	—	178,203
Adjusted (LBIT)/EBIT	(119)	676	(169)	1,211	(11,186)	(9,587)
Interest income	79	114	29	1	228	451
Equity in earnings of equity investees, net of tax	(3,770)	15,653	10,689	—	—	22,572
Operating (loss)/profit	(3,810)	16,443	10,549	1,212	(10,958)	13,436
Interest expenses	—	—	—	85	1,319	1,404
Additions to non-current assets (other than financial instrument and deferred tax assets)	3,218	88	5	4	9	3,324
Depreciation/amortization	1,864	94	11	5	41	2,015
Income tax expense	—	239	—	148	1,218	1,605

	December 31, 2015
	Innovation
	Platform	Commercial Platform
	Drug	Prescription	Consumer
	R&D	Drugs	Health
				Hong
	PRC	PRC	PRC	Kong	Unallocated	Total
	(in US$’000)
Total assets	49,545	97,572	66,552	8,651	7,279	229,599
Property, plant and equipment	8,312	122	27	7	39	8,507
Leasehold land	1,343	—	—	—	—	1,343
Goodwill	—	2,925	407	—	—	3,332
Other intangible asset	—	571	—	—	—	571
Investments in equity investees	9,285	49,709	60,762	—	—	119,756

	Year Ended December 31, 2014
	Innovation
	Platform	Commercial Platform
	Drug	Prescription	Consumer
	R&D	Drugs	Health
				Hong
	PRC	PRC	PRC	Kong	Unallocated	Total
	(in US$’000)
Revenue from external customers	20,344	50,202	3,847	12,936	—	87,329
Adjusted (LBIT)/EBIT	(13,817)	48	771	999	(7,001)	(19,000)
Interest income	33	68	12	3	443	559
Equity in earnings of equity investees, net of tax	(8,409)	13,201	10,388	—	—	15,180
Operating (loss)/profit	(22,193)	13,317	11,171	1,002	(6,558)	(3,261)
Interest expenses	—	10	77	19	1,410	1,516
Additions to non-current assets (other than financial instrument and deferred tax assets)	3,671	915	24	2	6	4,618
Depreciation/amortization	1,145	65	6	7	42	1,265
Income tax expense	—	51	—	131	1,161	1,343

Schedule of reconciliation of adjusted (LBIT)/EBIT to net income/(loss) from continuing operations

	Year Ended
	December 31,
	2016	2015	2014
	(in US$’000)
Adjusted LBIT	(46,227)	(9,587)	(19,000)
Interest income	502	451	559
Equity in earnings of equity investees, net of tax	66,244	22,572	15,180
Interest expenses	(1,631)	(1,404)	(1,516)
Income taxes	(4,331)	(1,605)	(1,343)
Net income/(loss) from continuing operations	14,557	10,427	(6,120)